Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Statement Line Items [Line Items]
Accounts payable and other	$ 7,346	$ 12,518	$ 7,397
Current income tax liability	1,465	126	1,985
Deferred income tax liability	39	33	96
Derivative instruments (note 12)	0	416	381
Lease obligations	3,635	2,668	3,070
Cash collateral and amounts held in escrow	5,229	4,996	5,991
Cash reserves on structured receivable program	249,151	290,666	192,878
Other liabilities	$ 266,865	$ 311,423	$ 211,798